OTHER LIABILITIES (Details) - COP ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
OTHER LIABILITIES
Payables	$ 4,281,945	$ 4,746,323
Dividends	2,573,539	870,846
Collection services	1,918,015	820,393
Suppliers	1,668,539	1,653,424
Advances	1,467,735	1,199,509
Security contributions	533,570	524,741
Salaries and other labor obligations	389,610	396,734
Provisions	385,610	401,111
Bonuses and short-term benefits	345,601	734,916
Deposits delivered as security	230,577	795,628
Advances in leasing operations and loans	161,402	186,547
Deferred interests	133,235	217,507
Liabilities from contracts with customers	69,317	60,128
Other	40,977	40,774
Total	$ 14,199,672	$ 12,648,581